Annual Total Returns [BarChart] - ClearBridge Mid Cap Growth Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	2.13%
Annual Return 2012	20.57%
Annual Return 2013	37.11%
Annual Return 2014	7.15%
Annual Return 2015	0.13%
Annual Return 2016	1.98%
Annual Return 2017	22.66%
Annual Return 2018	(5.99%)
Annual Return 2019	30.51%
Annual Return 2020	44.62%